Share Capital - Shares issued and outstanding (Details) - USD ($)								6 Months Ended	12 Months Ended
	Apr. 29, 2022	Mar. 15, 2022	Mar. 14, 2022	Nov. 12, 2021	Nov. 10, 2021	Jul. 26, 2021	Jul. 16, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares
Shares issued to founders							5,626,806
Seed subscription						468,900
Settlement of Bridge Loan					880,000
Issuance of shares to ASDT			869,963
Capital
Balance at beginning of period								$ (2,201,422)	$ (5,033,420)
Settlement of Bridge Loan					$ 2,200,000
Issuance of shares to ASDT			$ 2,174,908					2,174,908
Issuance of shares upon conversion of note								6,559,000
Loss of control of Bophelo Bio								(33,114)
Balance at end of period								34,640,460	$ (2,201,422)	$ (5,033,420)
Share price (in $ per share)			$ 2.50		$ 2.50	$ 0.53
Gross proceeds from issuance of shares								14,654,593
Net proceeds after deducting expenses			$ 0
Halo Collective, Inc Loan [Member[
Number of shares
Issuance of shares upon conversion of note		1,645,745
Capital
Issuance of shares upon conversion of note		$ 6,559,294
Share price (in $ per share)		$ 4
Accrued interest		$ 23,686
Balance		$ 6,582,980
Cannahealth Ltd. ("Cannahealth")
Number of shares
Issuance of shares in business acquisition				13,129,212						13,129,212
Capital
Share price (in $ per share)				$ 0.01
Holigen Limited
Number of shares
Issuance of shares in business acquisition	1,900,000
Capital
Share price (in $ per share)	$ 8.49
Private placement
Number of shares
Private Placement			162,000	2,126,400
Capital
Issue of equity								298,684
Share price (in $ per share)				$ 2.50
Proceeds from issuance of shares				$ 5,312,136
Gross proceeds from issuance of shares			$ 405,000
Issuance costs			$ 126,519	$ 508,078
IPO
Number of shares
Issuance of shares from IPO		4,000,000
Capital
Issue of equity								$ 14,682,078
Gross proceeds from issuance of shares		$ 16,000,000
Net proceeds after deducting expenses		$ 14,682,089
Shares Issued and outstanding capital
Number of shares
Balance at beginning of period								22,231,318	13,129,212
Shares issued to founders									5,626,806
Seed subscription									468,900
Private Placement								162,000	2,126,400
Settlement of Bridge Loan									880,000
Issuance of shares to ASDT								869,963
Issuance of shares from IPO								4,000,000
Issuance of shares upon conversion of note								1,645,745
Balance at end of period, number								30,809,026	22,231,318	13,129,212
Capital
Balance at beginning of period								$ 7,255,695	$ 1,636
Shares issued to founders									1
Seed subscription									250,000
Settlement of Bridge Loan									2,200,000
Issuance of shares to ASDT								2,174,908
Issuance of shares upon conversion of note								6,559,000
Loss of control of Bophelo Bio								(156)
Balance at end of period								$ 47,053,521	7,255,695	$ 1,636
Shares Issued and outstanding capital | Holigen Limited
Number of shares
Issuance of shares in business acquisition								1,900,000
Capital
Issuance of shares in business acquisition								$ 16,131,000
Shares Issued and outstanding capital | Private placement
Capital
Issue of equity								278,481	$ 4,804,058
Shares Issued and outstanding capital | IPO
Capital
Issue of equity								$ 14,654,593